Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Brazil - 3.2%
Banco BTG Pactual SA	372,280	$ 4,171,410
Natura Cosmeticos SA (A)	2,177,000	3,598,880
XP, Inc., Class A	209,300	3,570,658
		11,340,948
Canada - 2.0%
Fairfax India Holdings Corp. (A)(B)(C)	385,030	7,123,060
China - 15.6%
Contemporary Amperex Technology Co. Ltd., Class A	65,500	3,839,918
Kuaishou Technology (B)	700,200	3,899,513
Kweichow Moutai Co. Ltd., Class A	20,210	4,045,265
Lenovo Group Ltd.	3,279,800	10,030,260
NetEase, Inc.	288,400	7,673,231
Shanghai Hanbell Precise Machinery Co. Ltd., A Shares	1,547,400	5,851,600
Tencent Holdings Ltd.	222,978	13,624,622
Zijin Mining Group Co. Ltd., H Shares	1,557,300	6,612,264
		55,576,673
Greece - 0.7%
Motor Oil Hellas Corinth Refineries SA	39,600	2,319,768
Hong Kong - 2.9%
Alibaba Group Holding Ltd.	249,373	3,798,797
SITC International Holdings Co. Ltd.	1,293,840	6,523,276
		10,322,073
Hungary - 0.9%
Richter Gedeon Nyrt	84,000	3,129,770
India - 6.3%
360 ONE WAM Ltd.	382,390	4,546,495
HDFC Bank Ltd.	456,852	3,577,259
HEG Ltd.	404,050	2,773,169
ICICI Bank Ltd.	426,370	6,401,282
Reliance Industries Ltd.	391,996	5,355,501
		22,653,706
Kazakhstan - 1.5%
Halyk Savings Bank of Kazakhstan JSC, GDR (D)	168,160	5,389,528
Mexico - 2.3%
Promotora y Operadora de Infraestructura SAB de CV	223,410	3,540,093
Vista Energy SAB de CV, ADR (A)	65,750	4,632,087
		8,172,180
Philippines - 2.4%
International Container Terminal Services, Inc.	304,800	4,786,439
Puregold Price Club, Inc.	5,635,100	3,773,915
		8,560,354
Poland - 1.3%
Allegro.eu SA (A)(B)	389,150	4,687,764
	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 17.7%
Hugel, Inc. (A)	25,920	$ 4,180,281
Hyundai Motor Co.	13,324	3,530,286
KINX, Inc.	41,451	3,751,054
Krafton, Inc.	41,690	7,045,424
Meritz Financial Group, Inc. (A)	59,720	5,124,717
Park Systems Corp.	36,530	6,375,151
Samsung Electronics Co. Ltd.	102,617	17,860,980
Shinhan Financial Group Co. Ltd.	131,547	9,131,983
SK Hynix, Inc.	5,280	5,996,258
		62,996,134
Republic of South Africa - 2.7%
Investec PLC	535,810	4,689,508
Naspers Ltd., N Shares	94,000	4,939,007
		9,628,515
Russian Federation - 0.0%
Gazprom PJSC, ADR (A)(E)(F)(G)	2,525,844	0
GMK Norilskiy Nickel PAO (A)(E)(F)(G)	737,100	0
Lukoil PJSC, ADR (A)(E)(F)(G)	192,700	0
Novatek PJSC, GDR (A)(D)(E)(F)(G)	2,914	0
Sberbank of Russia PJSC (A)(E)(F)(G)	1,980,987	0
		0
Saudi Arabia - 0.5%
Saudi Awwal Bank	203,059	1,834,745
Singapore - 1.0%
Trip.com Group Ltd. (A)	78,700	3,687,131
Taiwan - 20.4%
Accton Technology Corp.	67,921	4,402,432
Acter Group Corp. Ltd.	200,500	5,641,666
E Ink Holdings, Inc.	1,974,600	11,425,636
Fusheng Precision Co. Ltd.	507,900	3,975,514
Taiwan Semiconductor Manufacturing Co. Ltd.	642,663	47,534,722
		72,979,970
Thailand - 1.4%
Minor International PCL	6,850,100	4,825,064
Turkey - 2.3%
Coca-Cola Icecek AS	2,548,600	4,883,336
KOC Holding AS	804,840	3,329,871
		8,213,207
United Arab Emirates - 2.2%
Emaar Properties PJSC	1,667,505	4,976,785
Yalla Group Ltd., ADR (A)	563,640	3,038,020
		8,014,805
United Kingdom - 4.5%
Airtel Africa PLC (B)	730,849	3,298,976
Anglo American PLC	132,510	6,707,855
Georgia Capital PLC (A)	113,600	6,074,169
		16,081,000
Transamerica Funds

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States - 3.1%
ACM Research, Inc., Class A (A)	103,890	$ 8,152,248
Tecnoglass Holdings, Inc.	68,710	2,984,763
		11,137,011
Uruguay - 2.2%
Arcos Dorados Holdings, Inc., Class A	369,730	3,020,694
MercadoLibre, Inc. (A)	2,610	4,901,450
		7,922,144
Vietnam - 1.0%
Mobile World Investment Corp.	1,309,300	3,473,893
Total Common Stocks (Cost $328,203,369)		350,069,443
	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (H)	87,525	$ 87,525
Total Other Investment Company (Cost $87,525)		87,525
Total Investments (Cost $328,290,894)		350,156,968
Net Other Assets (Liabilities) - 1.9%		6,765,371
Net Assets - 100.0%		$ 356,922,339
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	17.6%	$61,683,228
Capital Markets	8.6	30,175,300
Technology Hardware, Storage & Peripherals	8.0	27,891,240
Banks	7.5	26,334,797
Interactive Media & Services	5.9	20,562,155
Broadline Retail	5.2	18,327,018
Electronic Equipment, Instruments & Components	5.1	17,800,787
Entertainment	4.2	14,718,655
Metals & Mining	3.8	13,320,119
Oil, Gas & Consumable Fuels	3.5	12,307,356
Hotels, Restaurants & Leisure	3.3	11,532,889
Beverages	2.5	8,928,601
Transportation Infrastructure	2.4	8,326,532
Electrical Equipment	1.9	6,613,087
Marine Transportation	1.9	6,523,276
Machinery	1.7	5,851,600
Construction & Engineering	1.6	5,641,666
Financial Services	1.5	5,124,717
Real Estate Management & Development	1.4	4,976,785
Communications Equipment	1.3	4,402,432
Biotechnology	1.2	4,180,281
Leisure Products	1.1	3,975,514
Consumer Staples Distribution & Retail	1.1	3,773,915
Diversified Telecommunication Services	1.1	3,751,054
Personal Care Products	1.0	3,598,880
Automobiles	1.0	3,530,286
Specialty Retail	1.0	3,473,893
Industrial Conglomerates	0.9	3,329,871
Wireless Telecommunication Services	0.9	3,298,976
Pharmaceuticals	0.9	3,129,770
Building Products	0.9	2,984,763
Investments	100.0	350,069,443
Short-Term Investments	0.0*	87,525
Total Investments	100.0%	$ 350,156,968
Transamerica Funds

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$46,352,601	$303,716,842	$0	$350,069,443
Other Investment Company	87,525	—	—	87,525
Total Investments	$46,440,126	$303,716,842	$0	$350,156,968
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $19,009,313, representing 5.3% of the Fund's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $2,245,900, collateralized by cash collateral of $87,525 and non-cash collateral, such as U.S. government securities of $2,273,705. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the total value of the Regulation S securities is $5,389,528, representing 1.5%
of the Fund's net assets.

(E)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(F)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2026, the
total value of the securities is $0, representing 0.0% of the Fund’s net assets.

(G)	Security deemed worthless.
(H)	Rate disclosed reflects the yield at July 31, 2026.
(I)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(J)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Private Joint Stock Co.
Transamerica Funds

Transamerica Emerging Markets Equity

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Emerging Markets Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds